Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of profit (loss) before taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2013	2012	2011
U.S.	$1,938	$4,090	$2,250
Non-U.S.	3,190	4,146	4,475
	$5,128	$8,236	$6,725

Components of the provision (benefit) for income taxes

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2013	2012	2011
Current tax provision (benefit):
U.S.	$407	$971	$750
Non-U.S.	805	1,250	1,014
State (U.S.)	33	56	72
	1,245	2,277	1,836

Deferred tax provision (benefit):
U.S.	79	332	2
Non-U.S.	(7)	(89)	(92)
State (U.S.)	2	8	(26)
	74	251	(116)
Total provision (benefit) for income taxes	$1,319	$2,528	$1,720

Reconciliation of the U.S. federal statutory rate to effective rate
Reconciliation of the U.S. federal statutory rate to effective rate:

(Millions of dollars)	Years ended December 31,
	2013		2012		2011
Taxes at U.S. statutory rate	$1,795	35.0%	$2,882	35.0%	$2,354	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(268)	(5.2)%	(342)	(4.2)%	(467)	(6.9)%
State and local taxes, net of federal	23	0.4%	55	0.7%	30	0.4%
Interest and penalties, net of tax	4	0.1%	22	0.3%	25	0.4%
U.S. research and production incentives	(91)	(1.8)%	(80)	(1.0)%	(152)	(2.3)%
Other—net	(2)	—%	(27)	(0.3)%	(7)	(0.1)%
	1,461	28.5%	2,510	30.5%	1,783	26.5%

Prior year tax and interest adjustments	(55)	(1.1)%	(300)	(3.7)%	41	0.6%
Nondeductible goodwill	—	—%	318	3.9%	33	0.5%
Release of valuation allowances	—	—%	—	—%	(24)	(0.3)%
Non-U.S. earnings reinvestment changes	—	—%	—	—%	(113)	(1.7)%
Tax law changes	(87)	(1.7)%	—	—%	—	—%
Provision (benefit) for income taxes	$1,319	25.7%	$2,528	30.7%	$1,720	25.6%

Deferred income tax assets and liabilities
The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2013	2012	2011
Assets:
Deferred and refundable income taxes	$877	$979	$1,044
Noncurrent deferred and refundable income taxes	456	1,863	2,005
	1,333	2,842	3,049
Liabilities:
Other current liabilities	86	66	69
Other liabilities	447	484	559
Deferred income taxes—net	$800	$2,292	$2,421

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2013	2012	2011
Deferred income tax assets:
Pension	$903	$2,100	$2,130
Postemployment benefits other than pensions	1,435	1,678	1,622
Tax carryforwards	760	663	821
Warranty reserves	313	358	338
Stock-based compensation	320	281	232
Inventory	112	195	148
Allowance for credit losses	184	170	131
Post sale discounts	146	141	141
Deferred compensation	126	110	102
Other—net	524	491	537
	4,823	6,187	6,202

Deferred income tax liabilities:
Capital and intangible assets	(2,815)	(2,759)	(2,866)
Bond discount	(240)	(249)	(37)
Translation	(133)	(173)	(193)
Undistributed profits of non-U.S. subsidiaries	(90)	(128)	(215)
	(3,278)	(3,309)	(3,311)
Valuation allowance for deferred tax assets	(745)	(586)	(470)
Deferred income taxes—net	$800	$2,292	$2,421

Summary of net operating loss carryforwards
At December 31, 2013, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2014	2015	2016	2017	2018-2034	Unlimited	Total
$9	$10	$13	$15	$760	$1,192	$1,999

Reconciliation of unrecognized tax benefits

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2013	2012	2011
Balance at January 1,	$715	$958	$789

Additions for tax positions related to current year	63	64	118
Additions for tax positions related to prior years	52	178	108
Reductions for tax positions related to prior years	(31)	(266)	(30)
Reductions for settlements [2]	(15)	(191)	—
Reductions for expiration of statute of limitations	(25)	(28)	(27)

Balance at December 31,	$759	$715	$958

Amount that, if recognized, would impact the effective tax rate	$726	$669	$835

[1]	Foreign currency translation amounts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.